UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 18.4%
Hotels, Restaurants & Leisure - 3.7%
Bally Technologies Inc.	2,080	$82,014	*
Penn National Gaming Inc.	1,420	59,541	*

Total Hotels, Restaurants & Leisure		141,555

Household Durables - 1.7%
Mohawk Industries Inc.	1,210	62,956	*

Specialty Retail - 13.0%
Advance Auto Parts Inc.	980	53,871
Bed Bath & Beyond Inc.	1,460	85,395	*
Hibbett Sports Inc.	1,920	75,341	*
Jos. A. Bank Clothiers Inc.	1,600	82,096	*
Ross Stores Inc.	1,220	92,439
Urban Outfitters Inc.	3,010	97,946	*

Total Specialty Retail		487,088

TOTAL CONSUMER DISCRETIONARY		691,599

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.7%
Casey’s General Stores Inc.	1,450	65,250

ENERGY - 9.5%
Energy Equipment & Services - 3.9%
Complete Production Services Inc.	1,550	60,264	*
Oceaneering International Inc.	1,980	85,536

Total Energy Equipment & Services		145,800

Oil, Gas & Consumable Fuels - 5.6%
Peabody Energy Corp.	1,350	77,585
Pioneer Natural Resources Co.	600	55,794
Whiting Petroleum Corp.	1,320	77,352	*

Total Oil, Gas & Consumable Fuels		210,731

TOTAL ENERGY		356,531

FINANCIALS - 7.1%
Capital Markets - 3.6%
Affiliated Managers Group Inc.	690	71,988	*
Lazard Ltd., Class A	1,840	61,824

Total Capital Markets		133,812

Commercial Banks - 1.7%
Signature Bank	1,090	64,484	*

Real Estate Management & Development - 1.8%
Jones Lang LaSalle Inc.	810	68,947

TOTAL FINANCIALS		267,243

HEALTH CARE - 16.2%
Biotechnology - 6.2%
Alexion Pharmaceuticals Inc.	1,710	97,128	*
Onyx Pharmaceuticals Inc.	2,260	74,535	*
Regeneron Pharmaceuticals Inc.	1,160	61,550	*

Total Biotechnology		233,213

Health Care Providers & Services - 4.1%
Accretive Health Inc.	2,350	70,594	*
Mednax Inc.	1,250	85,200	*

Total Health Care Providers & Services		155,794

Life Sciences Tools & Services - 2.2%
Mettler-Toledo International Inc.	530	82,049	*

Pharmaceuticals - 3.7%
Auxilium Pharmaceuticals Inc.	2,760	51,722	*
Shire PLC, ADR	840	87,360

Total Pharmaceuticals		139,082

TOTAL HEALTH CARE		610,138

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 14.8%
Construction & Engineering - 2.1%
MasTec Inc.	3,720	$77,674	*

Electrical Equipment - 2.0%
EnerSys	2,340	74,833	*

Machinery - 6.4%
IDEX Corp.	2,130	88,352
Joy Global Inc.	940	88,285
Parker Hannifin Corp.	810	64,006

Total Machinery		240,643

Trading Companies & Distributors - 4.3%
MSC Industrial Direct Co. Inc., Class A Shares	1,460	90,199
United Rentals Inc.	3,120	71,791	*

Total Trading Companies & Distributors		161,990

TOTAL INDUSTRIALS		555,140

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 2.3%
F5 Networks Inc.	930	86,937	*

Internet Software & Services - 7.6%
comScore Inc.	2,730	59,541	*
Mercadolibre Inc.	930	73,861
Monster Worldwide Inc.	5,570	65,392	*
Taleo Corp., Class A Shares	2,560	84,736	*

Total Internet Software & Services		283,530

IT Services - 2.0%
VeriFone Holdings Inc.	1,920	75,590	*

Semiconductors & Semiconductor Equipment - 3.7%
Cymer Inc.	1,610	70,888	*
LSI Corp.	9,050	66,608	*

Total Semiconductors & Semiconductor Equipment		137,496

Software - 9.1%
Amdocs Ltd.	2,260	71,258	*
Blackboard Inc.	1,800	78,408	*
Check Point Software Technologies Ltd.	1,780	102,617	*
Citrix Systems Inc.	1,260	90,770	*

Total Software		343,053

TOTAL INFORMATION TECHNOLOGY		926,606

MATERIALS - 5.4%
Chemicals - 5.4%
Rockwood Holdings Inc.	1,740	105,218	*
Solutia Inc.	4,530	97,123	*

TOTAL MATERIALS		202,341

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
SBA Communications Corp., Class A Shares	1,950	74,432	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,205,759)		3,749,280

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity - $50,001; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value - $51,000) (Cost - $50,000)	0.130%	8/1/11	$50,000	50,000

TOTAL INVESTMENTS - 101.2% (Cost - $3,255,759#)				3,799,280
Liabilities in Excess of Other Assets - (1.2)%				(43,647)

TOTAL NET ASSETS - 100.0%				$3,755,633

*	Non-income producing security.

See Notes to Schedule of Investments.

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LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,749,280	—	—	$3,749,280
Short-term investments†	—	$50,000	—	50,000

Total investments	$3,749,280	$50,000	—	$3,799,280

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that

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Notes to Schedule of Investments (unaudited) (continued)

any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$637,964
Gross unrealized depreciation	(94,443)

Net unrealized appreciation	$543,521

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011